Share-based compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-Based Compensation
Share-based compensation

9. Share‑Based Compensation

Equity Incentive Plan

The Company has two equity incentive plans: the 2018 Equity Incentive Plan, as amended (the 2018 Plan), and the 2020 Equity Incentive Plan. New awards can only be granted under the 2020 Equity Incentive Plan (the Plan). The total number of shares authorized under the Plan as of September 30, 2020 was 5,362,823. Of this amount, 3,654,629 shares were available for future grants as of September 30, 2020. The number of shares of the Company’s common stock that may be issued pursuant to rights granted under the Plan shall automatically increase on January 1st of each year, commencing on January 1, 2021 and continuing for ten years, in an amount equal to five percent of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year, subject to the discretion of the board of directors or compensation committee to determine a lesser number of shares shall be added for such year. The Plan provides for the granting of common stock, incentive stock options, nonqualified stock options, restricted stock awards, and/or stock appreciation rights to employees, directors, and other persons, as determined by the Company’s board of directors. The Company’s stock options vest based on the terms in each award agreement, generally over four‑year periods, and have a term of ten years.

The Company measures share‑based awards at their grant‑date fair value and records compensation expense on a straight‑line basis over the vesting period of the awards. The Company recorded share‑based compensation expense in the following expense categories in its accompanying statements of operations for the period presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2020	2019	2020	2019
Research and development	$1,477	$27	$3,833	$53
General and administrative	2,556	68	6,423	365
	$4,033	$95	$10,256	$418

During the nine months ended September 30, 2020, the Company modified certain awards and recognized an additional $0.7 million related to the modifications, $0.6 million of which was recognized in research and development expense and $0.1 million was recognized in general and administrative expense.

The following table summarizes stock option activity for the nine months ended September 30, 2020:

			Weighted
		Weighted	average
		average	remaining
	Number of	exercise price	contractual
	shares	per share	term (years)
Outstanding at January 1, 2020	2,577,719	$5.90	9.3
Granted	4,345,318	14.81
Exercised	(87,836)	1.02
Forfeited	(229,046)	1.02
Outstanding at September 30, 2020	6,606,155	$12.00	9.5
Exercisable at September 30, 2020	689,514	$6.84	8.9
Vested or expected to vest at September 30, 2020	6,606,155	$12.00	9.5

The weighted‑average grant date fair value of options granted was $11.27 and $0.76 for the nine months ended September 30, 2020 and 2019, respectively. As of September 30, 2020, the total unrecognized compensation expense related to unvested stock option awards was $48.3 million, which the Company expects to recognize over a weighted‑average period of 3.2 years.

The fair value of each option was estimated on the date of grant using the weighted average assumptions in the table below:

	Nine Months Ended September 30,
	2020	2019
Expected volatility	95.5%	87.1%
Risk‑free interest rate	1.2%	2.4%
Expected term	6.06 years	5.57 years
Expected dividend yield	—	—

The 2018 Plan provides certain holders of stock options an election to early exercise prior to vesting. The Company has the right to repurchase early exercised options without transferring any appreciation in the value of the underlying shares to the employee if the employee terminates employment before the end of the original vesting period. The repurchase price is the lesser of the original exercise price or the then fair value of the Company’s common stock. At September 30, 2020, $42,000 of proceeds from unvested early exercised options were recognized as a non‑current liability in other liabilities in the accompanying balance sheet.

The 2018 Plan allowed for the exercise of options to be financed with nonrecourse notes. For accounting purposes, payment of principal and interest are viewed as the exercise price of the option. Therefore, no interest income was recognized.

The following table summarizes activity relating to early exercises of stock options during the nine months ended September 30, 2020:

Number of shares
Unvested balance at January 1, 2020	494,603
Vested	(144,233)
Unvested balance at September 30, 2020	350,370

Nonrecourse Promissory Notes with Related Parties

In February 2019, the Company’s interim chief executive officer and chief operating officer elected to early exercise 688,875 and 309,994 stock options, respectively, in exchange for cash proceeds of $0.2 million and nonrecourse promissory notes (the Notes) of $0.8 million. The Notes bore interest at 2.91% and were secured by the underlying shares of common stock that were issued. In January 2020, the Company forgave the Notes and associated interest related to the early exercise of stock options by the interim chief executive officer and chief operating officer. An aggregate of 406,897 shares that were previously not considered outstanding for accounting purposes due to being secured by the Notes became outstanding upon the forgiveness of the Notes in January 2020.

Employee Stock Purchase Plan

The Company’s 2020 Employee Stock Purchase Plan (the ESPP) became effective on February 28, 2020. The ESPP authorizes the issuance of up to 434,000 shares of the Company’s common stock. The number of shares of the Company’s common stock that may be issued pursuant to rights granted under the ESPP shall automatically increase on January 1st of each year, commencing on January 1, 2021 and continuing for ten years, in an amount equal to one percent of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year, subject to the discretion of the board of directors or compensation committee to determine a lesser number of shares shall be added for such year.

Under the ESPP, eligible employees can purchase the Company’s common stock through accumulated payroll deductions at such times as are established by the compensation committee. Eligible employees may purchase the Company’s common stock at 85% of the lower of the fair market value of the Company’s common stock on the first day of the offering period or on the last day of the offering period. Eligible employees may contribute up to 15% of their eligible compensation. Under the ESPP, a participant may not accrue rights to purchase more than $25,000 worth of the Company’s common stock for each calendar year in which such right is outstanding.

Effective March 3, 2020, employees who elected to participate in the ESPP commenced payroll withholdings that accumulate through November 15, 2020. In accordance with the guidance in ASC 718‑50 – Compensation – Stock Compensation, the ability to purchase shares of the Company’s common stock at 85% of the lower of the price on the first day of the offering period or the last day of the offering period (i.e. the purchase date) represents an option and,  therefore, the ESPP is a compensatory plan under this guidance. Accordingly, share-based compensation expense is determined based on the option’s grant-date fair value as estimated by applying the Black Scholes option-pricing model and is recognized over the withholding period. The Company recognized share-based compensation expense of $63,000 and $0.1 million during the three and nine months ended September 30, 2020 related to the ESPP.

9. Share-based compensation

In September 2018, the Company adopted the 2018 Equity Incentive Plan (the Plan), as amended. The total number of shares authorized under the Plan as of December 31, 2019 was 5,567,847. Of this amount, 1,991,259 shares were available for future grants as of December 31, 2019. The Plan provides for the granting of common stock, incentive stock options, nonqualified stock options, restricted stock awards, and/or stock appreciation rights to employees, directors, and other persons, as determined by the Company’s board of directors. The Company’s stock options vest based on the terms in each award agreement, generally over four-year periods, and have a term of ten years.

The Company measures share-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company recorded share-based compensation expense in the following expense categories in its accompanying statements of operations for the year ended December 31, 2019:

(in thousands)
Research and development	$317
General and administrative	1,137
$1,454

There was no share-based compensation expense recorded during the year ended December 31, 2018. The following table summarizes stock option activity for the Plan for the year ended December 31, 2019:

			Weighted
		Weighted	average
		average	remaining
	Number of	exercise price	contractual
	shares	per share	term (years)
Outstanding at January 1, 2019	—	—	—
Granted	3,686,808	$4.43
Early exercised	(998,869)	$1.02
Forfeited	(110,220)	$1.02
Outstanding at December 31, 2019	2,577,719	$5.90	9.3
Exercisable at December 31, 2019	97,909	$7.78	9.5
Vested or expected to vest at December 31, 2019	2,577,719	$5.90	9.3

The weighted-average grant date fair value of options granted was $3.26 for the year ended December 31, 2019. The aggregate intrinsic value of options exercised was $10.0 million for the year ended December 31, 2019. As of December 31, 2019, the total unrecognized compensation expense related to unvested stock option awards was $10.5 million, which the Company expects to recognize over a weighted-average period of approximately 2.25 years.

The fair value of each option was estimated on the date of grant using the weighted average assumptions in the table below:

Expected volatility	88.4%
Risk-free interest rate	2.0%
Expected term	5.75	years
Expected dividend yield	—

The Plan provides the holders of stock options an election to early exercise prior to vesting. The Company has the right to repurchase early exercised options without transferring any appreciation in the value of the underlying shares to the employee if the employee terminates employment before the end of the original vesting period. The repurchase price is the lesser of the original exercise price or the then fair value of the Company’s common stock. At December 31, 2019, $76,000 of proceeds from unvested early exercised options were recognized as a non-current liability in other liabilities in the accompanying balance sheet at December 31, 2019.

The Plan allows for the exercise of options to be financed with nonrecourse notes. For accounting purposes, payment of principal and interest are viewed as the exercise price of the option. Therefore, no interest income is recognized.

The following table summarizes activity relating to early exercises of stock options during the year ended December 31, 2019:

Number of shares
Unvested balance at January 1, 2019	—
Granted and early exercised	998,869
Vested	(504,266)
Unvested balance at December 31, 2019	494,603
Unvested and vested subject to promissory notes	901,479

Nonrecourse promissory notes with related parties

In February 2019, the Company’s interim chief executive officer and chief operating officer elected to early exercise 688,875 and 309,994 stock options, respectively, in exchange for cash proceeds of $0.2 million and $0.8 million of nonrecourse promissory notes (the “Notes”). The Notes bear interest at 2.91% and are secured by the underlying shares of common stock that were issued. The Notes can be prepaid without penalty and are due in February 2028.

As of December 31, 2019, there were 406,876 shares issued and vested that remain secured subject to repayment of the Notes. These shares are not deemed to be outstanding for accounting purposes and are excluded from basic and diluted net loss per share computations until the associated Note is fully paid or forgiven. In January 2020, the Company forgave the Notes and associated interest related to the early exercise of stock options by the interim chief executive officer and chief operating officer. An aggregate of 406,876 shares that were previously not considered outstanding for accounting purposes due to being secured by the Notes will become outstanding and in 2020 will be included in the basic and diluted net loss per share computations.